Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Condensed Interim Consolidated Statements Of Loss And Comprehensive Loss Unaudited Abstract
Basic and diluted loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (0.14)	$ (2.10)
Weighted average common shares outstanding (in Shares)	8,244,860	1,272,094